LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022

COMMON STOCKS - 93.7%	Shares	Value
AUSTRALIA - 5.0%
Diversified Operations - 2.6%
BHP Billiton Ltd.	34,000	$1,310,617

Pharmaceuticals - 2.4%
CSL Ltd.	5,950	1,187,875

Total Australia		2,498,492

FRANCE - 16.0%
Aerospace & Defense - 2.3%
Safran SA	9,500	1,118,493

Capital Markets - 2.2%
Euronext NV	12,250	1,112,890

Chemicals - 2.5%
Air Liquide SA	7,150	1,250,856

Electrical Equipment & Instruments - 2.2%
Schneider Electric SA	6,425	1,078,701

IT Consulting & Services - 2.8%
Cap Gemini	6,300	1,397,998

Oil & Gas & Consumable Fuels - 1.7%
TOTAL SE	17,000	860,197

Specialty Retail - 2.3%
LVMH Moet Hennessy Louis Vuitton SE	1,575	1,124,240

Total France		7,943,375

GERMANY - 9.9%
Insurance - 2.2%
Allianz SE	4,600	1,098,523

Machinery - 1.7%
KION Group AG	12,250	807,367

Semiconductor Equipment & Products - 2.1%
Infineon Technologies AG	31,020	1,049,413

Software - 2.0%
SAP SE	9,000	997,459

Textiles, Apparel & Luxury Goods - 1.9%
Adidas AG	4,100	955,412

Total Germany		4,908,174

IRELAND - 2.1%
Construction Materials - 2.1%
CRH PLC	26,250	1,046,991

Total Ireland		1,046,991

ITALY - 1.6%
Textiles, Apparel & Luxury Goods - 1.6%
Moncler SpA	14,500	804,492

Total Italy		804,492

JAPAN - 6.9%
Building Products - 2.0%
Daikin Industries Ltd.	5,450	989,742

Computers & Peripherals - 1.5%
Nidec Corp.	9,500	750,339

Food & Drug Retailing - 0.9%
Tsuruha Holdings, Inc.	6,600	419,088

Media & Entertainment - 1.4%
Nintendo Co., Ltd.	1,400	706,667

Personal Products - 1.1%
Shiseido Co., Ltd.	11,000	555,593

Total Japan		3,421,429

NETHERLANDS - 6.5%
Banks - 1.9%
ING Groep NV	89,000	929,248

Professional Services - 2.4%
Wolters Kluwer NV	11,250	1,199,329

Semiconductor Equipment & Products - 2.2%
ASML Holding NV	1,650	1,102,572

Total Netherlands		3,231,149

NORWAY - 3.1%
Chemicals - 1.9%
Elkem ASA	225,000	960,107

Diversified Telecommunication Services - 1.2%
Telenor ASA	40,000	573,981

Total Norway		1,534,088

SPAIN - 2.2%
Machinery - 2.2%
Fluidra SA	37,500	1,085,049

Total Spain		1,085,049

SWEDEN - 7.9%
Banks - 2.2%
Nordea Bank Abp	106,500	1,096,097

Hotels, Restaurants & Leisure - 1.9%
Evolution AB	9,250	941,042

Oil & Gas & Consumable Fuels - 2.0%
Lundin Petroleum AB	23,000	965,405

Tobacco - 1.8%
SWEDISH MATCH	120,000	902,404

Total Sweden		3,904,948

SWITZERLAND - 14.3%
Banks - 2.3%
Julius Baer Group Ltd.	19,500	1,128,943

Electrical Equipment & Instruments - 2.5%
ABB Ltd.	37,892	1,229,244

Health Care Equipment & Supplies - 2.6%
Alcon, Inc.	16,175	1,281,479

Pharmaceuticals - 5.2%
Lonza Group AG	1,675	1,213,712
Roche Holding AG	3,500	1,384,816
		2,598,528
Software - 1.7%
Temenos AG	8,775	844,065

Total Switzerland		7,082,259

UNITED KINGDOM - 18.2%
Banks - 2.0%
Barclays PLC	500,000	969,236

Beverages - 2.6%
Diageo PLC	25,000	1,268,110

Commercial Services & Supplies - 2.2%
Rentokil Initial Plc	156,000	1,074,600

Hotels, Restaurants & Leisure - 2.3%
InterContinental Hotels Group PLC	17,000	1,149,785

Insurance - 1.4%
Prudential PLC	45,471	671,299

Oil, Gas & Consumable Fuels - 2.0%
Shell Plc	36,000	986,711

Personal Products - 2.1%
Unilever PLC	23,150	1,051,072

Specialty Retail - 1.3%
Burberry Group PLC	30,150	658,163

Trading Companies & Distributors - 2.3%
Ashtead Group PLC	17,850	1,123,912

Total United Kingdom		8,952,888

TOTAL COMMON STOCKS
(Cost $43,855,729)		46,413,334

PREFERRED STOCKS - 1.7%	Shares	Value
Health Care Equipment & Supplies - 1.7%
Sartorius AG	1,900	838,558

TOTAL PREFERRED STOCKS
(Cost $557,271)		838,558

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.25%(a)	1,516,302	1,516,301
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.23%(a)	578,517	578,517
		2,094,818
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,094,818)		2,094,818

Total Investments - 99.6%		49,346,710
(Cost $46,507,818)
Other Assets in Excess of Liabilities - 0.4%		179,729
TOTAL NET ASSETS - 100.0%		$49,526,439

(a)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.

("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM INTERNATIONAL EQUITY FUND
Sector Classification
March 31, 2022

Sectors:	% Net Assets

Industrials	19.8%
Financials	14.4%
Information Technology	12.3%
Health Care	11.9%
Consumer Discretionary	11.3%
Materials	9.1%
Consumer Staples	8.4%
Energy	5.6%
Money Market Funds	4.2%
Communication Services	2.6%
Other assets in excess of liabilities	0.4%

Country Breakdown (% of net assets)	Percent of net assets

United Kingdom	18.20%
France	16.04%
Switzerland	14.30%
Germany	11.60%
Sweden	7.89%
Japan	6.91%
Netherlands	6.52%
Australia	5.05%
United States	4.23%
Norway	3.10%
Spain	2.19%
Ireland	2.11%
Italy	1.62%
Other assets in excess of liabilities	0.36%

Fair Value Measurement Summary at March 31, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.  For foreign securities held by the LKCM International Equity Fund, such fair value prices generally will be based on such independent pricing services' proprietary multi-factor models that measure movements in relevant indices, market indicators or other factors between the time the relevant foreign markets have closed and a Fund calculates its net asset value.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM International Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stock	$–	$47,251,892	$–	$47,251,892
Short-Term Investment	2,094,818	–	–	2,094,818
Total Investments	$2,094,818	$–	$–	$49,346,710